Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Schedule of Deferred Income Tax Assets	Deferred income tax assets are comprised of the following (in thousands):
	As of December 31,
	2023	2022
Deferred income tax assets:	$60,537	$51,919
Valuation allowance	(60,537)	(51,919)
Net total	$—	$—

Schedule of Reconciliation Between the Statutory Rate and the Effective Tax Rate	The reconciliation between the statutory rate and the effective tax rate is as follows:
	As of December 31,
	2023	2022
Effective Tax Rate Reconciliation:
Federal statutory tax rate	21%	21%
State taxes, net of federal benefit	—%	—%
Change in valuation allowance	(21)%	(21)%
Effective Tax Rate	—%	—%